Segments (Details) - Schedule of the financial performance of operating segments - USD ($) $ in Thousands		3 Months Ended			12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021		Dec. 31, 2021		Dec. 31, 2020
Insurance platform [Member]
Segments (Details) - Schedule of the financial performance of operating segments [Line Items]
Revenues from external customers		$ 9,533	$ 8,209
Segment operating loss	[1]
Mobile resource management [Member]
Segments (Details) - Schedule of the financial performance of operating segments [Line Items]
Revenues from external customers			726		$ 18
Segment operating loss				[2]	$ (7,504)	[3]
Online stock trading [Member]
Segments (Details) - Schedule of the financial performance of operating segments [Line Items]
Revenues from external customers		30					$ 299
Segment operating loss		(3,544)						[4]
Consolidated [Member]
Segments (Details) - Schedule of the financial performance of operating segments [Line Items]
Revenues from external customers		9,563	8,935				874
Segment operating loss		(7,839)	(2,794)					[5]
Non allocated expenses		(2,131)	(1,989)
Finance expenses and other		49	(479)
Consolidated loss before provision for income taxes		$ (9,921)	$ (5,262)

[1]	Includes $733 of intangible assets amortization, derived from GFHI acquisition.
[2]	Includes $103 of intangible assets amortization, derived from Micronet consolidation.
[3]	Includes $103 of intangible assets amortization, derived from Micronet consolidation.
[4]	Includes $1,466 of intangible assets amortization, derived from GFHI acquisition.
[5]	Includes $206 of intangible assets amortization, derived from Micronet.